VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Amount	$ 1,036	$ 0
Equity securities	1,253
Real Estate Funds	1,671	263
Total, net of allowance	5,888	390
Accrued Investment Income Receivable	341	20
Financing receivable, after allowance for credit loss	1,144	294
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	2,145	393	$ 35	$ 13
Other Assets	405	15
Assets	43,458	11,577	1,414
Notes Payable	151	0
Liabilities, Total	39,193	10,232	1,285
Equity Method Investments	2,800	469
Net Income (Loss)	501	(112)	$ 7
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Variable Interest Entity [Line Items]
Assets	2,400	1,100
Net Income (Loss)	89	21
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Amount	124	0
Carrying Value / Fair Value	346	31
Equity securities	84	79
Real Estate Funds	1,175	231
Total, net of allowance	44	66
Financing receivable, after allowance for credit loss	390	62
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	153	0
Other Assets	77	0
Assets	2,393	469
Notes Payable	151	0
Other Liabilities	1,743	299
Liabilities, Total	1,894	299
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Amount	317	317
Total, net of allowance	601	601
Accrued Investment Income Receivable	2	2
Assets	$ 920	$ 920